Label	Element	Value
Innovator International Developed Power Buffer ETF - August | iShares MSCI EAFE ETF, Expiration: 07/31/2025; Exercise Price: 0.80 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	97.80%
Innovator International Developed Power Buffer ETF - August | iShares MSCI EAFE ETF, Expiration: 07/31/2025; Exercise Price: 80.36 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.10%
Innovator International Developed Power Buffer ETF - August | iShares MSCI EAFE ETF, Expiration: 07/31/2025; Exercise Price: 93.35 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.50%)
Innovator International Developed Power Buffer ETF - August | iShares MSCI EAFE ETF, Expiration: 07/31/2025; Exercise Price: 68.31 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.60%)